Annual Fund Operating Expenses - Lazard Emerging Markets Core Equity Portfolio	Jun. 24, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.10%
Open Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.75%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.70%)	[1]
Net Expenses (as a percentage of Assets)	1.05%

[1]	Until September 30, 2025, Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. To facilitate the reorganization of the Portfolio with and into Lazard Emerging Markets Opportunities ETF, a series of Lazard Active ETF Trust (the “Reorganization”) (including conversion of Open Shares and R6 Shares into Institutional Shares), beginning on October 1, 2025 through the earlier of the closing of the Reorganization or July 24, 2026, the Investment Manager will contractually agree to waive its fee and, if necessary, reimburse the Portfolio, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Institutional Shares (including Open Shares and R6 Shares converted into Institutional Shares), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. These expense limitation arrangements can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund on behalf of the Portfolio.